UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2009
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Kathleen Doback

Address:   180 Church Street
           Naugatuck, CT 06770


Form 13F File Number: 28-05718


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Kathleen Doback
Title:  Chief Compliance Officer
Phone:  203-729-1200

Signature,  Place,  and  Date  of  Signing:

/s/ Kathleen Doback                Naugatuck, CT                      10/8/2009
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              23

Form 13F Information Table Value Total:  $144,827,715.50
                                         --------------

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2      COLUMN 3    COLUMN 4        COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------- ----------------- --------- ------------- ----------------- ---------- -------- -------------------
                                                                       SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS     CUSIP       VALUE     PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
---------------------------- ----------------- --------- ------------- -------- --- ---- ---------- -------- ------- ------ ----
ASHLAND INC COM              COM               044209104  7,425,196.00  171,800          SOLE                171,800      0    0
ATWOOD OCEANICS INC          COM               050095108  8,944,472.00  253,600          SOLE                253,600      0    0
BAIDU.COM INC                COM               056752108  3,284,820.00    8,400          SOLE                  8,400      0    0
EASTMAN CHEMICAL CO          COM               277432100  6,831,704.00  127,600          SOLE                127,600      0    0
INTL PAPER CO                COM               460146103  7,178,067.00  322,900          SOLE                322,900      0    0
J CREW GROUP INC             COM               46612h402  7,647,570.00  213,500          SOLE                213,500      0    0
JOY GLOBAL INC COM           COM               481165108  7,859,764.00  160,600          SOLE                160,600      0    0
NRG ENERGY CORP              COM               629377508  7,504,178.00  266,200          SOLE                266,200      0    0
PACKAGING CORP OF AMERICA    COM               695156109  4,108,560.00  201,400          SOLE                201,400      0    0
PIONEER NATURAL RESOURCE     COM               723787107  2,228,206.00   61,400          SOLE                 61,400      0    0
PRICELINE.COM                COM               741503403  7,495,064.00   45,200          SOLE                 45,200      0    0
PROSHARES ULTRA QQQ          COM               74347r206 13,812,870.00  271,000          SOLE                271,000      0    0
PROSHARES ULTRA RUSSELL 2000 COM               74347r842 12,374,280.00  464,500          SOLE                464,500      0    0
PROSHARES ULTRA S&P 500      COM               74347r107  1,002,144.00   29,200          SOLE                 29,200      0    0
ROCK-TENN CO                 COM               772739207  6,793,262.00  144,200          SOLE                144,200      0    0
ST. MARY'S LAND EXPLORATION  COM               792228108  2,204,034.00   67,900          SOLE                 67,900      0    0
TECH DATA CORP               COM               878237106  1,664,400.00   40,000          SOLE                 40,000      0    0
TEMPLE INLAND INC            COM               879868107  6,740,410.00  410,500          SOLE                410,500      0    0
TIFFANY & CO                 COM               886547108  7,628,940.00  198,000          SOLE                198,000      0    0
TUPPERWARE BRANDS CORP       COM               899896104  7,333,304.00  183,700          SOLE                183,700      0    0
VALEANT PHARMACEUTICALS INTL COM               91911x104  2,112,918.00   75,300          SOLE                 75,300      0    0
W M S INDUSTRIES INC         COM               929297109  4,447,088.00   99,800          SOLE                 99,800      0    0
WESTERN DIGITAL CORP COM     COM               958102105  8,206,464.50  224,650          SOLE                224,650      0    0